Share-Based Payment (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share-Based Payment (Details) [Line Items]
Conversion ratio share options	4.82
Weighted average price per share		$ 5.23
Share options outstanding	$ 1.17
Range of exercise prices	$ 5.62
Weighted-average remaining contractual period	3 years 21 days	2 years 2 months 26 days
Exercise price of share options	$ 1.17
Share-Based Payment [Member]
Share-Based Payment (Details) [Line Items]
Conversion ratio share options	4.82
Options [Member] | Share-Based Payment [Member]
Share-Based Payment (Details) [Line Items]
Conversion ratio share options	4.82